December 2, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Calvert Social Investment Fund (the “Trust”)
File Nos. (002-75106) and (811-03334)
Post-Effective Amendment No. 88 to Registration Statement

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 88 to the Trust’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(1), contains the Prospectus and Statement of Additional Information for the Trust and revises certain disclosures related to series of the Trust.

Prior to the effectiveness of the Post-Effective Amendment, the Trust intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, file exhibits and to make any other necessary nonmaterial changes.

Please do not hesitate to contact the undersigned at (301) 657-7045 with any questions or comments concerning this filing.

Sincerely,

Calvert Social Investment Fund

/s/ Monique S. Pattillo
Monique S. Pattillo
Assistant General Counsel and Assistant Vice President